UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number (811-05037)

Professionally Managed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Elaine E. Richards
Professionally Managed Portfolios
c/o U.S. Bank Global Fund Services
2020 E. Financial Way, Ste. 100
Glendora, CA 91741
 (Name and address of agent for service)

(626) 914-7363
Registrant's telephone number, including area code

Date of fiscal year end: March 31

Date of reporting period:  December 31, 2018

Item 1. Schedule of Investments.

HODGES FUND

SCHEDULE OF INVESTMENTS at December 31, 2018 (Unaudited)

Shares		Value
COMMON STOCKS: 94.7%
Airlines: 5.1%
250,000	American Airlines Group, Inc.	$8,027,500

Banks: 5.4%
50,000	LegacyTexas Financial Group, Inc.	1,604,500
235,000	Triumph Bancorp, Inc.(1)	6,979,500
		8,584,000
Biotechnology: 1.1%
276,800	ElectroCore, Inc.(1)	1,732,768

Building Materials: 7.5%
70,000	Eagle Materials, Inc.	4,272,100
215,000	U.S. Concrete, Inc.(1)	7,585,200
		11,857,300
Building Products Retail: 4.7%
395,000	At Home Group, Inc.(1)	7,370,700

Commercial Services: 3.5%
100,000	Square, Inc. - Class A(1)	5,609,000

Computers: 2.0%
15,000	CyberArk Software Ltd.(1)	1,112,100
50,000	Nutanix, Inc. - Class A(1)	2,079,500
		3,191,600
Diversified Manufacturing Operations: 1.3%
100,000	Trinity Industries, Inc.	2,059,000

Electronics: 1.4%
108,391	Resideo Technologies, Inc.(1)	2,227,435

Floor Coverings Retail: 4.7%
285,000	Floor & Decor Holdings, Inc. - Class A(1)	7,381,500

Healthcare Products: 6.2%
210,000	Boston Scientific Corp.(1)	7,421,400
70,000	Novocure Ltd.(1)	2,343,600
		9,765,000
Home Builders: 3.8%
98,983	Century Communities, Inc.(1)	1,708,447
395,000	William Lyon Homes - Class A(1)	4,222,550
		5,930,997
Insurance: 1.7%
100,000	Goosehead Insurance, Inc. - Class A(1)	2,629,000

Internet: 2.3%
125,000	Twitter, Inc.(1)	3,592,500

Iron & Steel: 14.1%
800,000	Cleveland-Cliffs, Inc.(1)		6,152,000
604,000	Commercial Metals Co.		9,676,080
350,000	United States Steel Corp.		6,384,000
			22,212,080
Oil Companies Exploration & Production: 7.5%
175,000	Centennial Resource Development, Inc. - Class A(1)		1,928,500
973,080	Comstock Resources, Inc.(1)		4,408,052
350,000	Matador Resources Co.(1)		5,435,500
			11,772,052
Oil Field Services: 1.0%
125,000	ProPetro Holding Corp.(1)		1,540,000

Oil U.S. Royalty Trusts: 6.9%
20,000	Texas Pacific Land Trust		10,832,600

Restaurants: 1.3%
1,706,885	Luby's, Inc.(1),(2),(3)		2,048,262

Semiconductors: 6.1%
200,000	Micron Technology, Inc.(1)		6,346,000
45,000	NXP Semiconductors N.V.		3,297,600
			9,643,600
Software: 6.7%
350,000	Smartsheet, Inc. - Class A(1)		8,701,000
70,000	Upland Software, Inc.(1)		1,902,600
			10,603,600
Textiles: 0.4%
875,784	The Dixie Group, Inc.(1),(2),(3)		615,589

TOTAL COMMON STOCKS
(Cost $191,427,408)			149,226,083

Contracts (100 shares per contract)		Notional Value
CALL OPTIONS PURCHASED: 4.9%(1)
Apparel & Shoe Retail: 0.8%
1,050	Tapestry, Inc., Expiration: May 2019, Exercise Price: $30.00	$3,543,750	567,000
3,000	Urban Outfitters, Inc., Expiration: March 2019, Exercise Price: $35.00	9,960,000	645,000
			1,212,000
Banks: 0.2%
1,500	Texas Capital Bancshares, Inc., Expiration: January 2019, Exercise Price: $50.00	7,663,500	408,750
Commercial Services: 0.0%(4)
1,000	HealthEquity, Inc., Expiration: March 2019, Exercise Price: $80.00	5,965,000	52,500

Healthcare Services: 0.5%
1,500	Teladoc Health, Inc., Expiration: April 2019, Exercise Price: $55.00	7,435,500	757,500
Internet: 2.8%
1,250	Twilio, Inc., Expiration: February 2019, Exercise Price: $55.00	11,162,500	4,434,375
Leisure Time: 0.5%
1,000	Brunswick Corp., Expiration: March 2019, Exercise Price: $40.00	4,645,000	780,000
Transportation: 0.1%
913	FedEx Corp., Expiration: April 2019, Exercise Price: $200.00	14,729,429	102,256

TOTAL CALL OPTIONS PURCHASED
(Cost $13,089,149)			7,747,381
TOTAL INVESTMENTS IN SECURITIES: 99.6%
(Cost $204,516,557)			156,973,464
Other Assets in Excess of Liabilities: 0.4%			685,162
TOTAL NET ASSETS: 100.0%			$157,658,626

(1)	Non-income producing security.
(2)	Company is an "affiliated person" of the Fund, as defined in the Investment Company Act of 1940.
	Share Balance December 31, 2018	Value March 31, 2018	Acquisitions	Dispositions	Realized Gain (Loss)	Change in Unrealized Appreciation/Depreciation	Value December 31, 2018	Dividend Income
The Dixie Group, Inc.	875,784	$3,412,156	$59,500	$(935,000)	$(2,667,074)	$746,007	$615,589	$-
Luby's, Inc.	1,706,885	4,657,451	118,000	(117,770)	(590,576)	(2,018,843)	2,048,262	-
Total							$2,663,851
Comstock Resources, Inc.*	973,080	7,968,046	1,972,407	(4,413,800)	(1,536,790)	418,189	$4,408,052	-
Total					$(4,794,440)	$(854,647)		$-
*This security was considered an affiliate during the period, but is no longer an affiliate at December 31, 2018.
(3)	A portion of this security is considered illiquid. As of December 31, 2018, the total value of the investments considered illiquid was $1,919,334 or 1.2% of total net assets.
(4)	Does not round to 0.1% or (0.1)%, as applicable.

Hodges Fund
Summary of Fair Value Exposure at December 31, 2018 (Unaudited)

The Hodges Fund (the "Fund") utilizes various methods to measure the fair value of its investments on a recurring basis.  U.S. GAAP (Generally Accepted Accounting Principles) establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of December 31, 2018. See the Schedule of Investments for an industry breakout.

Description	Level 1	Level 2	Level 3	Total

Common Stocks	$149,226,083	$-	$-	$149,226,083
Call Options Purchased	-	7,747,381	-	7,747,381
Total Investments in Securities	$149,226,083	$7,747,381	$-	$156,973,464

HODGES SMALL CAP FUND

SCHEDULE OF INVESTMENTS at December 31, 2018 (Unaudited)

Shares		Value
COMMON STOCKS: 101.0%
Airlines: 2.5%
180,000	Spirit Airlines, Inc.(1)	$10,425,600

Apparel & Shoe Retail: 3.6%
450,000	American Eagle Outfitters, Inc.	8,698,500
220,000	Caleres, Inc.	6,122,600
		14,821,100
Appliances Retail: 1.7%
375,000	Conn's, Inc.(1)	7,072,500

Banks: 9.7%
527,000	Hilltop Holdings, Inc.	9,396,410
175,000	Independent Bank Group, Inc.	8,009,750
380,000	LegacyTexas Financial Group, Inc.	12,194,200
350,000	Triumph Bancorp, Inc.(1)	10,395,000
		39,995,360
Biotechnology: 3.6%
393,100	ElectroCore, Inc.(1),(2)	2,460,806
200,000	Exact Sciences Corp.(1)	12,620,000
		15,080,806
Building Materials: 10.4%
220,000	Eagle Materials, Inc.	13,426,600
305,000	Encore Wire Corp.	15,304,900
400,000	U.S. Concrete, Inc.(1)	14,112,000
		42,843,500
Building Products Retail: 1.6%
346,950	At Home Group, Inc.(1)	6,474,087

Commercial Services: 2.4%
165,000	HealthEquity, Inc.(1)	9,842,250

Computers: 4.4%
80,000	Fortinet, Inc.(1)	5,634,400
130,000	NCR Corp.(1)	3,000,400
235,000	Nutanix, Inc. - Class A(1)	9,773,650
		18,408,450
Discount Retail: 3.0.%
190,000	Ollie's Bargain Outlet Holdings, Inc.(1)	12,636,900

Diversified Manufacturing Operations: 1.6%
320,000	Trinity Industries, Inc.	6,588,800

Diversified Retail: 1.2%
300,000	Sally Beauty Holdings, Inc.(1)	5,115,000

Engineering & Construction: 1.3%
120,000	Arcosa, Inc.(1)	3,322,800
120,000	Primoris Services Corp.	2,295,600
		5,618,400

Entertainment: 2.5%
290,000	Cinemark Holdings, Inc.	10,382,000

Floor Coverings Retail: 1.6%
251,300	Floor & Decor Holdings, Inc. - Class A(1)	6,508,670

Food: 2.3%
95,000	Sanderson Farms, Inc.	9,432,550

Healthcare Products: 5.4%
30,000	BioTelemetry, Inc.(1)	1,791,600
95,000	Integer Holdings Corp.(1)	7,244,700
150,000	Merit Medical Systems, Inc.(1)	8,371,500
150,000	STAAR Surgical Co.(1)	4,786,500
		22,194,300
Healthcare Services: 1.5%
125,000	Teladoc Health, Inc.(1)	6,196,250

Home Builders: 3.3%
800,000	Century Communities, Inc.(1)	13,808,000

Insurance: 0.9%
140,000	Goosehead Insurance, Inc. - Class A(1)	3,680,600

Iron & Steel: 9.3%
240,000	Allegheny Technologies, Inc.(1)	5,224,800
1,550,000	Cleveland-Cliffs, Inc.(1)	11,919,500
900,000	Commercial Metals Co.	14,418,000
375,000	United States Steel Corp.	6,840,000
		38,402,300
Leisure Time: 3.4%
300,000	Brunswick Corp.	13,935,000

Oil Companies Exploration & Production: 6.9%
85,000	Diamondback Energy, Inc.	7,879,500
200,000	Matador Resources Co.(1)	3,106,000
150,000	SM Energy Co.	2,322,000
200,000	Whiting Petroleum Corp.(1)	4,538,000
950,000	WPX Energy, Inc (1)	10,782,500
		28,628,000
Oil U.S. Royalty Trusts: 6.6%
50,034	Texas Pacific Land Trust	27,099,915

Restaurants: 1.9%
130,000	Texas Roadhouse, Inc.	7,761,000

Semiconductors: 4.8%
340,000	Brooks Automation, Inc.	8,901,200
850,000	Cypress Semiconductor Corp.	10,812,000
		19,713,200

Transportation: 3.6%
175,000	Saia, Inc.(1)	9,768,500
170,000	Werner Enterprises, Inc.	5,021,800
		14,790,300
TOTAL COMMON STOCKS
(Cost $394,298,059)		417,454,838

TOTAL INVESTMENTS IN SECURITIES: 101.0%
(Cost $394,298,059)		417,454,838
Liabilities in Excess of Other Assets: (1.0)%		(4,135,148)
TOTAL NET ASSETS: 100.0%		$413,319,690

(1)	Non-income producing security.
(2)	A portion of this security is considered illiquid. As of December 31, 2018, the total value of the investments considered illiquid was $48,111 or less than 0.1% of total net assets.

	Share Balance December 31, 2018	Value March 31, 2018	Acquisitions	Dispositions	Realized Gain (Loss)	Change in Unrealized Appreciation/Depreciation	Value December 31, 2018	Dividend Income
Dignitana AB	-	$1,696,963	$-	$(1,266,684)	$(2,064,257)	$1,633,978	$-	$-

Hodges Small Cap Fund
Summary of Fair Value Exposure at December 31, 2018 (Unaudited)

The Hodges Small Cap Fund (the "Fund") utilizes various methods to measure the fair value of its investments on a recurring basis.  U.S. GAAP (Generally Accepted Accounting Principles) establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of December 31, 2018. See the Schedule of Investments for an industry breakout.

Description	Level 1	Level 2	Level 3	Total

Common Stocks	$417,454,838	$-	$-	$417,454,838
Total Investments in Securities	$417,454,838	$-	$-	$417,454,838

HODGES SMALL INTRINSIC VALUE FUND

SCHEDULE OF INVESTMENTS at December 31, 2018 (Unaudited)

Shares		Value
COMMON STOCKS: 117.8%
Apparel & Shoe Retail: 12.2%
250,000	Francesca's Holdings Corp.(1)	$242,700
240,000	Tilly's, Inc. - Class A	2,606,400
		2,849,100
Auto Manufacturers: 4.4%
57,000	Blue Bird Corp.(1)	1,036,830

Auto Parts & Equipment: 5.6%
55,000	Tower International, Inc.	1,309,000

Banks: 7.4%
64,800	Bank7 Corp.(1)	865,080
4,750	Hilltop Holdings, Inc.	84,692
1,700	Independent Bank Group, Inc.	77,809
23,800	Triumph Bancorp, Inc.(1)	706,860
		1,734,441
Beverages: 0.4%
3,500	Farmer Brothers Co.(1)	81,655

Building Materials: 15.3%
20,000	Eagle Materials, Inc.	1,220,600
23,000	Encore Wire Corp.	1,154,140
70,000	Summit Materials, Inc. - Class A(1)	868,000
10,000	U.S. Concrete, Inc.(1)	352,800
		3,595,540
Diversified Retail: 4.0%
55,000	Sally Beauty Holdings, Inc.(1)	937,750

Electronics: 3.3%
50,000	Kimball Electronics, Inc.(1)	774,500

Engineering & Construction: 2.6%
91,800	Great Lakes Dredge & Dock Corp.(1)	607,716

Hair Salons: 6.5%
90,000	Regis Corp.(1)	1,525,500

Healthcare Products: 5.1%
12,000	Nuvectra Corp.(1)	196,080
55,000	SeaSpine Holdings Corp.(1)	1,003,200
		1,199,280
Home Builders: 0.3%
1,800	LGI Homes, Inc.(1)	81,396

Home Furnishings Retail: 3.1%
420,000	Tuesday Morning Corp.(1)	714,000

Insurance: 7.7%
60,000	Crawford & Co. - Class A	534,000
55,000	Hallmark Financial Services, Inc.(1)	587,950
18,000	Horace Mann Educators Corp.	674,100
		1,796,050
Iron & Steel: 14.5%
170,500	Cleveland-Cliffs, Inc.(1)	1,311,145
130,000	Commercial Metals Co.	2,082,600
		3,393,745
Leisure Time: 4.0%
20,000	Brunswick Corp.	929,000

Machinery-Diversified: 3.1%
45,000	Ichor Holdings Ltd.(1)	733,500

Metal Fabrication & Hardware: 1.3%
13,288	Northwest Pipe Co.(1)	309,478

Oil Companies Exploration & Production: 0.4%
8,000	Centennial Resource Development, Inc. - Class A(1)	88,160

Oil Field Services: 0.3%
6,500	ProPetro Holding Corp.(1)	80,080

Oil U.S. Royalty Trusts: 2.1%
900	Texas Pacific Land Trust	487,467

Pawn Shops: 3.6%
110,000	EZCORP, Inc. - Class A(1)	850,300

Real Estate Investment Trusts: 4.2%
30,000	The GEO Group, Inc.	591,000
18,800	Tier REIT, Inc.	387,844
		978,844
Textiles: 1.5%
482,145	The Dixie Group, Inc.(1),(2),(3)	338,900

Transportation: 4.9%
60,000	Covenant Transportation Group, Inc. - Class A(1)	1,152,000

TOTAL COMMON STOCKS
(Cost $30,049,420)		27,584,232

TOTAL INVESTMENTS IN SECURITIES: 117.8%
(Cost $30,049,420)		27,584,232
Liabilities in Excess of Other Assets: (17.8)%		(4,177,776)
TOTAL NET ASSETS: 100.0%		$23,406,456

(1)	Non-income producing security.
(2)	A portion of this security is considered illiquid. As of December 31, 2018, the total value of the investments considered illiquid was $208,094 or 0.9% of total net assets.
(3)	Company is an "affiliated person" of the Fund, as defined in the Investment Company Act of 1940.

	Share Balance December 31, 2018	Value March 31, 2018	Acquisitions	Dispositions	Realized Gain (Loss)	Change in Unrealized Appreciation/Depreciation	Value December 31, 2018	Dividend Income
The Dixie Group, Inc.	482,145	$-	$1,059,892	$(38,663)	$(62,600)	$(619,729)	$338,900	$-

Hodges Small Intrinsic Value Fund
Summary of Fair Value Exposure at December 31, 2018 (Unaudited)

The Hodges Small Intrinsic Value Fund (the "Fund") utilizes various methods to measure the fair value of its investments on a recurring basis.  U.S. GAAP (Generally Accepted Accounting Principles) establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of December 31, 2018. See the Schedule of Investments for an industry breakout.

Description	Level 1	Level 2	Level 3	Total

Common Stocks	$27,584,232	$-	$-	$27,584,232
Total Investments in Securities	$27,584,232	$-	$-	$27,584,232

HODGES SMALL-MID CAP FUND

SCHEDULE OF INVESTMENTS at December 31, 2018 (Unaudited)

Shares		Value
COMMON STOCKS: 98.9%
Airlines: 3.1%
6,000	Alaska Air Group, Inc.	$365,100

Apparel & Shoe Retail: 2.3%
8,000	Tapestry, Inc.	270,000

Appliances Retail: 4.4%
27,000	Conn's, Inc.(1)	509,220

Banks: 10.5%
6,500	Comerica, Inc.	446,485
15,500	Triumph Bancorp, Inc.(1)	460,350
15,000	Veritex Holdings, Inc.(1)	320,700
		1,227,535
Building Materials: 3.1%
6,000	Eagle Materials, Inc.	366,180

Computers: 7.8%
7,000	Fortinet, Inc.(1)	493,010
10,000	Nutanix, Inc. - Class A(1)	415,900
		908,910
Diversified Retail: 3.5%
4,000	Five Below, Inc.(1)	409,280

Entertainment: 5.1%
12,000	Live Nation Entertainment, Inc.(1)	591,000

Healthcare Products: 3.2%
10,000	Tandem Diabetes Care, Inc.(1)	379,700

Healthcare Services: 4.7%
11,000	Teladoc Health, Inc.(1)	545,270

Home Builders: 5.6%
11,000	DR Horton, Inc.	381,260
6,000	LGI Homes, Inc.(1)	271,320
		652,580
Home Furnishings Retail: 2.0%
2,000	RH(1)	239,640

Insurance: 2.9%
13,000	Goosehead Insurance, Inc. - Class A(1)	341,770

Iron & Steel: 6.6%
55,000	Cleveland-Cliffs, Inc.(1)	422,950
22,000	Commercial Metals Co.	352,440
		775,390

Leisure Time: 7.5%
8,000	Brunswick Corp.	371,600
12,000	Norwegian Cruise Line Holdings Ltd.(1)	508,680
		880,280
Oil Companies Exploration & Production: 8.6%
50,000	Callon Petroleum Co.(1)	324,500
60,000	WPX Energy, Inc.(1)	681,000
		1,005,500
Oil Refining & Marketing: 2.8%
10,000	Delek U.S. Holdings, Inc.	325,100

Packaging & Containers: 2.3%
25,000	Graphic Packaging Holding Co.	266,000

Restaurants: 2.6%
5,000	Texas Roadhouse, Inc.	298,500

Semiconductors: 3.8%
35,000	Cypress Semiconductor Corp.	445,200

Transportation: 6.5%
4,500	Kansas City Southern	429,525
5,000	Kirby Corp.(1)	336,800
		766,325
TOTAL COMMON STOCKS
(Cost $11,441,356)		11,568,480

TOTAL INVESTMENTS IN SECURITIES: 98.9%
(Cost $11,441,356)		11,568,480
Other Assets in Excess of Liabilities: 1.1%		133,570
TOTAL NET ASSETS: 100.0%		$11,702,050

(1)	Non-income producing security.

Hodges Small-Mid Cap Fund
Summary of Fair Value Exposure at December 31, 2018 (Unaudited)

The Hodges Small-Mid Cap Fund (the "Fund") utilizes various methods to measure the fair value of its investments on a recurring basis.  U.S. GAAP (Generally Accepted Accounting Principles) establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of December 31, 2018. See the Schedule of Investments for an industry breakout.

Description	Level 1	Level 2	Level 3	Total

Common Stocks	$11,568,480	$-	$-	$11,568,480
Total Investments in Securities	$11,568,480	$-	$-	$11,568,480

HODGES PURE CONTRARIAN FUND

SCHEDULE OF INVESTMENTS at December 31, 2018 (Unaudited)

Shares		Value
COMMON STOCKS: 99.5%
Airlines: 4.9%
2,000	United Continental Holdings, Inc.(1)	$167,460

Apparel: 3.3%
5,000	Skechers U.S.A., Inc. - Class A(1)	114,450

Apparel & Shoe Retail: 9.5%
10,000	American Eagle Outfitters, Inc.	193,300
4,000	Tapestry, Inc.	135,000
		328,300
Banks: 3.4%
2,500	Wells Fargo & Co.	115,200

Department Stores: 4.5%
150,000	J.C. Penney Co., Inc.(1)	156,000

Diversified Retail: 5.5%
11,000	Sally Beauty Holdings, Inc.(1)	187,550

Healthcare Services: 4.0%
20,000	Capital Senior Living Corp.(1)	136,000

Internet: 18.7%
120,000	Intrusion, Inc.(1),(2)	457,200
6,500	Twitter, Inc.(1)	186,810
		644,010
Iron & Steel: 18.0%
40,000	Cleveland-Cliffs, Inc.(1)	307,600
15,000	Commercial Metals Co.	240,300
3,000	Mesabi Trust	71,070
		618,970
Leisure Time: 3.2%
9,500	Camping World Holdings, Inc. - Class A	108,965

Oil & Gas Drilling: 5.8%
2,000	Helmerich & Payne, Inc.	95,880
15,000	Transocean Ltd.(1)	104,100
		199,980
Oil Companies Exploration & Production: 13.5%
50,000	Comstock Resources, Inc.(1)	226,500
30,000	Kosmos Energy Ltd.(1)	122,100
7,500	Matador Resources Co.(1)	116,475
		465,075
Telecommunications: 5.2%
60,000	Gogo, Inc.(1)	179,400

TOTAL COMMON STOCKS
(Cost $3,814,293)	3,421,360

TOTAL INVESTMENTS IN SECURITIES: 99.5%
(Cost $3,814,293)	3,421,360
Other Assets in Excess of Liabilities: 0.5%	16,170
TOTAL NET ASSETS: 100.0%	$3,437,530

(1)	Non-income producing security.
(2)	A portion of this security is considered illiquid. As of December 31, 2018, the total value of the investment considered illiquid was $242,017 or 7.0% of total net assets.

	Share Balance December 31, 2018	Value March 31, 2018	Acquisitions	Dispositions	Realized Gain (Loss)	Change in Unrealized Appreciation/Depreciation	Value December 30, 2018	Dividend Income
The Dixie Group, Inc.	-	$220,000	$11,873	$(59,500)	$(243,635)	$71,262	$-	$-
Luby's, Inc.	-	319,700	-	(138,550)	(463,954)	282,804	-	-
Total							$-
Comstock Resources, Inc.*	50,000	438,600	-	(120,061)	76,661	(168,700)	$226,500	-
Total					$(630,928)	$185,366		$-

	*This security was considered an affiliate during the period, but is no longer an affiliate at December 31, 2018.

Hodges Pure Contrarian Fund
Summary of Fair Value Exposure at December 31, 2018 (Unaudited)

The Hodges Pure Contrarian Fund (the "Fund") utilizes various methods to measure the fair value of its investments on a recurring basis.  U.S. GAAP (Generally Accepted Accounting Principles) establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of December 31, 2018. See the Schedule of Investments for an industry breakout.

Description	Level 1	Level 2	Level 3	Total

Common Stocks	$3,421,360	$-	$-	$3,421,360
Total Investments in Securities	$3,421,360	$-	$-	$3,421,360

HODGES BLUE CHIP EQUITY INCOME FUND

SCHEDULE OF INVESTMENTS at December 31, 2018 (Unaudited)

Shares		Value
COMMON STOCKS: 99.4%
Aerospace & Defense: 6.9%
4,500	The Boeing Co.	$1,451,250

Airlines: 7.3%
15,000	American Airlines Group, Inc.	481,650
9,000	Delta Air Lines, Inc.	449,100
13,000	Southwest Airlines Co.	604,240
		1,534,990
Banks: 5.5%
15,000	Bank of America Corp.	369,600
8,000	JPMorgan Chase & Co.	780,960
		1,150,560
Beverages: 5.1%
20,000	Keurig Dr. Pepper, Inc.	512,800
5,000	PepsiCo, Inc.	552,400
		1,065,200
Building Products Retail: 9.6%
7,000	The Home Depot, Inc.	1,202,740
9,000	Lowe's Companies, Inc.	831,240
		2,033,980
Computers: 5.4%
7,200	Apple, Inc.	1,135,728

Discount Retail: 3.5%
8,000	Wal-Mart Stores, Inc.	745,200

Diversified Financial Services: 4.5%
7,200	Visa, Inc. - Class A	949,968

Healthcare Products: 2.6%
6,000	Medtronic PLC	545,760

Internet: 6.8%
500	Alphabet, Inc. - Class A(1)	522,480
600	Amazon.com, Inc.(1)	901,182
		1,423,662
Machinery-Construction & Mining: 4.8%
8,000	Caterpillar, Inc.	1,016,560

Media: 4.2%
8,000	The Walt Disney Co.	877,200

Oil Companies Integrated: 6.3%
6,000	Chevron Corp.	652,740
10,000	Exxon Mobil Corp.	681,900
		1,334,640

Oil Field Services: 2.2%
13,000	Schlumberger Ltd.	469,040

Oil Refining & Marketing: 2.5%
9,000	Marathon Petroleum Corp.	531,090

Pharmaceuticals: 4.1%
6,750	Johnson & Johnson	871,088

Pipelines: 3.3%
13,000	ONEOK, Inc.	701,350

Semiconductors: 5.4%
10,000	Intel Corp.	469,300
7,000	Texas Instruments, Inc.	661,500
		1,130,800
Software: 4.8%
10,000	Microsoft Corp.	1,015,700

Transportation: 4.6%
7,000	Union Pacific Corp.	967,610

TOTAL COMMON STOCKS
(Cost $17,758,951)		20,951,376

TOTAL INVESTMENTS IN SECURITIES: 99.4%
(Cost $17,758,951)		20,951,376
Other Assets in Excess of Liabilities: 0.6%		126,501
TOTAL NET ASSETS: 100.0%		$21,077,877

(1)	Non-income producing security.

Hodges Blue Chip Equity Income Fund
Summary of Fair Value Exposure at December 31, 2018 (Unaudited)

The Hodges Blue Chip Equity Income Fund (the "Fund") utilizes various methods to measure the fair value of its investments on a recurring basis.  U.S. GAAP (Generally Accepted Accounting Principles) establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of December 31, 2018. See the Schedule of Investments for an industry breakout.

Description	Level 1	Level 2	Level 3	Total

Common Stocks	$20,951,376	$-	$-	$20,951,376
Total Investments in Securities	$20,951,376	$-	$-	$20,951,376

Item 2. Controls and Procedures.

(a)
The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

 SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Professionally Managed Portfolios

By (Signature and Title)  /s/ Elaine E. Richards
 Elaine E. Richards, President/Principal Executive Officer

Date                February 27, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ Elaine E. Richards
   Elaine E. Richards, President/Principal Executive Officer

Date               February 27, 2019

By (Signature and Title)* /s/ Aaron J. Perkovich
 Aaron J. Perkovich, Treasurer/Principal Financial Officer

Date           February 26, 2019

* Print the name and title of each signing officer under his or her signature.